Goodwill and Intangible Assets, Net - Components of and changes in carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 3,020	$ 3,020
Other adjustments	37,237	0
Goodwill, Ending Balance	$ 40,257	$ 3,020